DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
ASSETS:
Cash and cash equivalents	$ 81,549,093	$ 86,308,578	$ 62,334,922	$ 57,071,006
Debt and mortgage-backed securities - HTM	28,496,302	4,537,359
Accrued interest receivable	2,969,854	3,151,197
LIABILITIES:
Borrowed money	167,900,000	78,000,000
Accrued interest payable	354,524	469,909
Carrying Value [Member] | Fair Value Inputs Level1 [Member]
ASSETS:
Cash and cash equivalents	81,549,000	86,309,000
Accrued interest receivable	2,970,000	3,151,000
Carrying Value [Member] | Fair Value Inputs Level2 [Member]
ASSETS:
Debt and mortgage-backed securities - AFS	13,080,000	38,917,000
Capital stock of FHLB	8,268,000	4,777,000
Debt and mortgage-backed securities - HTM	28,352,000	4,294,000
Mortgage loans held for sale	58,139,000	70,473,000
LIABILITIES:
Borrowed money	210,940,000	113,483,000
Subordinated debentures	19,589,000	19,589,000
Accrued interest payable	355,000	470,000
Carrying Value [Member] | Fair Value Inputs Level2 [Member] | Demand Deposits [Member]
LIABILITIES:
Deposits	659,412,000	652,167,000
Carrying Value [Member] | Fair Value Inputs Level2 [Member] | Certificates Of Deposit [Member]
LIABILITIES:
Deposits	362,241,000	358,645,000
Carrying Value [Member] | Fair Value Inputs Level2 [Member] | Interest Rate Swap [Member]
ASSETS:
Derivative assets	331,000	843,000
LIABILITIES:
Derivative liabilities	331,000	843,000
Carrying Value [Member] | Fair Value Inputs Level3 [Member]
ASSETS:
Loans receivable	1,110,861,000	988,668,000
Estimated Fair Value [Member] | Fair Value Inputs Level1 [Member]
ASSETS:
Cash and cash equivalents	81,549,000	86,309,000
Accrued interest receivable	2,970,000	3,151,000
Estimated Fair Value [Member] | Fair Value Inputs Level2 [Member]
ASSETS:
Debt and mortgage-backed securities - AFS	13,080,000	38,917,000
Capital stock of FHLB	8,268,000	4,777,000
Debt and mortgage-backed securities - HTM	28,496,000	4,537,000
Mortgage loans held for sale	59,800,000	72,481,000
LIABILITIES:
Borrowed money	212,030,000	115,254,000
Subordinated debentures	19,583,000	19,583,000
Accrued interest payable	355,000	470,000
Estimated Fair Value [Member] | Fair Value Inputs Level2 [Member] | Demand Deposits [Member]
LIABILITIES:
Deposits	659,412,000	652,167,000
Estimated Fair Value [Member] | Fair Value Inputs Level2 [Member] | Certificates Of Deposit [Member]
LIABILITIES:
Deposits	362,858,000	359,917,000
Estimated Fair Value [Member] | Fair Value Inputs Level2 [Member] | Interest Rate Swap [Member]
ASSETS:
Derivative assets	331,000	843,000
LIABILITIES:
Derivative liabilities	331,000	843,000
Estimated Fair Value [Member] | Fair Value Inputs Level3 [Member]
ASSETS:
Loans receivable	$ 1,116,363,000	$ 1,001,898,000